JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 79.7%
Fixed Income — 4.9%
iShares 20+ Year Treasury Bond ETF	60		8,168
iShares MBS ETF	43		4,619
Vanguard Total International Bond ETF	210		11,972

Total Fixed Income			24,759

International Equity — 22.1%
iShares Core MSCI Emerging Markets ETF	157		10,098
iShares MSCI EAFE ETF	241		18,266
JPMorgan BetaBuilders Canada ETF (a)	509		15,032
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	333		9,454
JPMorgan BetaBuilders Europe ETF (a)	1,397		38,258
JPMorgan BetaBuilders Japan ETF (a)	666		18,953

Total International Equity			110,061

U.S. Equity — 52.7%
iShares Core S&P 500 ETF	397		157,894
SPDR S&P 500 ETF Trust	263		104,156

Total U.S. Equity			262,050

TOTAL EXCHANGE — TRADED FUNDS (Cost $271,757)			396,870

INVESTMENT COMPANIES — 15.3%
Alternative Assets — 4.0%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	657		6,798
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	46		8,487
Neuberger Berman Long Short Fund Class Institutional Shares *	266		4,477

Total Alternative Assets			19,762

Fixed Income — 10.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,265		15,037
JPMorgan High Yield Fund Class R6 Shares (a)	3,846		27,654
Lord Abbett Short Duration Income Fund Class F3 Shares	2,237		9,420

Total Fixed Income			52,111

U.S. Equity — 0.9%
BlackRock Event Driven Equity Fund Class Institutional Shares *	444		4,466

TOTAL INVESTMENT COMPANIES (Cost $68,259)			76,339

COMMON STOCKS — 3.7%
Aerospace & Defense — 0.1%
Airbus SE (France) *	1		126
Meggitt plc (United Kingdom) *	11		69
Safran SA (France)	2		229

			424

Air Freight & Logistics — 0.0% (c)
DSV Panalpina A/S (Denmark)	1		102

Auto Components — 0.0% (c)
Autoliv, Inc., SDR (Sweden) *	–	(d)	39
Denso Corp. (Japan)	1		47
Magna International, Inc. (Canada)	1		95
Stanley Electric Co. Ltd. (Japan)	1		39
Sumitomo Rubber Industries Ltd. (Japan)	2		20

			240

Automobiles — 0.0% (c)
Honda Motor Co. Ltd. (Japan)	1		24
Suzuki Motor Corp. (Japan)	2		87
Toyota Motor Corp. (Japan)	2		124

			235

Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia)	2		51
Banco Bilbao Vizcaya Argentaria SA (Spain)	16		81
BNP Paribas SA (France) *	3		162
Close Brothers Group plc (United Kingdom)	1		18
DBS Group Holdings Ltd. (Singapore)	6		131
DNB ASA (Norway)	8		161
Erste Group Bank AG (Austria)	1		35
HDFC Bank Ltd., ADR (India) *	1		58
ING Groep NV (Netherlands)	10		120
Intesa Sanpaolo SpA (Italy) *	24		65
Lloyds Banking Group plc (United Kingdom) *	84		49
Mitsubishi UFJ Financial Group, Inc. (Japan)	8		42
National Bank of Canada (Canada)	1		89
Standard Chartered plc (United Kingdom)	3		22
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		35
Svenska Handelsbanken AB, Class A (Sweden)	5		59
United Overseas Bank Ltd. (Singapore)	3		58

			1,236

Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	1		80
Carlsberg A/S, Class B (Denmark)	1		157
Diageo plc (United Kingdom)	4		150
Kirin Holdings Co. Ltd. (Japan)	1		27
Pernod Ricard SA (France)	–	(d)	58

			472

Biotechnology — 0.1%
BeiGene Ltd., ADR (China) *	–	(d)	115
Galapagos NV (Belgium) *	–	(d)	4
Genmab A/S (Denmark) *	–	(d)	121
Grifols SA (Spain)	1		32
Grifols SA (Preference), Class B (Spain)	2		32

			304

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1		34
Daikin Industries Ltd. (Japan)	–	(d)	20

			54

Capital Markets — 0.1%
Deutsche Boerse AG (Germany)	–	(d)	41
Euronext NV (Netherlands) (e)	–	(d)	48
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2		113
London Stock Exchange Group plc (United Kingdom)	2		186
Macquarie Group Ltd. (Australia)	–	(d)	51
Partners Group Holding AG (Switzerland)	–	(d)	33
XP, Inc., Class A (Brazil) *	–	(d)	11

			483

Chemicals — 0.2%
Air Liquide SA (France)	1		118
Akzo Nobel NV (Netherlands)	1		64
Asahi Kasei Corp. (Japan)	11		125
BASF SE (Germany)	1		61
Covestro AG (Germany) (e)	1		45
Givaudan SA (Registered) (Switzerland)	–	(d)	96
Johnson Matthey plc (United Kingdom)	2		69
Kansai Paint Co. Ltd. (Japan)	2		62
Shin-Etsu Chemical Co. Ltd. (Japan)	1		108
Tosoh Corp. (Japan)	1		11
Umicore SA (Belgium)	1		46

			805

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	7		98

Containers & Packaging — 0.0% (c)
Amcor plc, CHDI	3		35

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	4		21
Element Fleet Management Corp. (Canada)	6		62
Mitsubishi HC Capital, Inc. (Japan)	5		29

			112

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (e)	254		38
Koninklijke KPN NV (Netherlands)	12		42
KT Corp. (South Korea)	1		24
Nippon Telegraph & Telephone Corp. (Japan)	9		219
Telecom Italia SpA (Italy)	45		26

			349

Electric Utilities — 0.1%
Enel SpA (Italy)	20		195
Iberdrola SA (Spain)	9		114
Orsted A/S (Denmark) (e)	–	(d)	28

			337

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	8		247
Legrand SA (France)	–	(d)	42
Mitsubishi Electric Corp. (Japan)	6		90

Nidec Corp. (Japan)	1		75
Prysmian SpA (Italy)	2		54

			508

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	4		233
Keyence Corp. (Japan)	–	(d)	204
Murata Manufacturing Co. Ltd. (Japan)	1		118
Omron Corp. (Japan)	1		39

			594

Energy Equipment & Services — 0.0% (c)
Worley Ltd. (Australia)	5		43

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	5		44
Scentre Group (Australia)	13		28

			72

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	2		72
Welcia Holdings Co. Ltd. (Japan)	1		21

			93

Food Products — 0.1%
Associated British Foods plc (United Kingdom) *	1		33
Barry Callebaut AG (Registered) (Switzerland)	–	(d)	41
Danone SA (France)	–	(d)	26
Nestle SA (Registered) (Switzerland)	4		439
Wilmar International Ltd. (China)	16		63

			602

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	5		18

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland) *	–	(d)	26
Asahi Intecc Co. Ltd. (Japan)	–	(d)	11
Elekta AB, Class B (Sweden)	3		41
Hoya Corp. (Japan)	–	(d)	51
Koninklijke Philips NV (Netherlands) *	4		239
Sartorius AG (Preference) (Germany)	–	(d)	50
Siemens Healthineers AG (Germany) (e)	1		56
Sonova Holding AG (Registered) (Switzerland) *	–	(d)	–	(d)
Straumann Holding AG (Registered) (Switzerland)	–	(d)	86
Terumo Corp. (Japan)	1		32

			592

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1		64

Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom) *	3		56

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	4		53
Persimmon plc (United Kingdom)	1		52
Sony Group Corp. (Japan)	1		74

			179

Household Products — 0.0% (c)
Reckitt Benckiser Group plc (United Kingdom)	1		130
Unicharm Corp. (Japan)	2		78

			208

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	2		30

Industrial Conglomerates — 0.1%
DCC plc (United Kingdom)	1		50
Jardine Matheson Holdings Ltd. (Hong Kong)	1		59
Melrose Industries plc (United Kingdom) *	30		69
Siemens AG (Registered) (Germany)	1		209

			387

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	23		279
Aon plc, Class A	–	(d)	44
Aviva plc (United Kingdom)	9		48
AXA SA (France)	5		132
Direct Line Insurance Group plc (United Kingdom)	4		18
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(d)	132
PICC Property & Casualty Co. Ltd., Class H (China)	44		38
Ping An Insurance Group Co. of China Ltd., Class H (China)	4		42
Sampo OYJ, Class A (Finland)	2		84
Storebrand ASA (Norway) *	7		70
Sun Life Financial, Inc. (Canada)	2		92
Tokio Marine Holdings, Inc. (Japan)	2		71
Zurich Insurance Group AG (Switzerland)	–	(d)	70

			1,120

Interactive Media & Services — 0.1%
Adevinta ASA (France) *	4		61
NAVER Corp. (South Korea)	–	(d)	55
Tencent Holdings Ltd. (China)	2		187
Z Holdings Corp. (Japan)	7		35

			338

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., ADR (China) *	–	(d)	27
ASOS plc (United Kingdom) *	1		86
Coupang, Inc. (South Korea) *	–	(d)	12
MercadoLibre, Inc. (Argentina) *	–	(d)	101
Prosus NV, ADR (China)	1		18
THG plc (United Kingdom) *	1		10
Zalando SE (Germany) * (e)	1		66

			320

IT Services — 0.0% (c)
Amadeus IT Group SA (Spain) *	–	(d)	29
NTT Data Corp. (Japan)	5		79
Obic Co. Ltd. (Japan)	–	(d)	82

			190

Life Sciences Tools & Services — 0.0% (c)
Evotec SE (Germany) *	1		28

Machinery — 0.1%
Epiroc AB, Class A (Sweden)	2		35
KION Group AG (Germany)	1		69
Knorr-Bremse AG (Germany)	–	(d)	38
SMC Corp. (Japan)	–	(d)	168

THK Co. Ltd. (Japan)	1		31

			341

Media — 0.0% (c)
CyberAgent, Inc. (Japan)	4		65
Nordic Entertainment Group AB, Class B (Sweden) *	1		24
Stroeer SE & Co. KGaA (Germany)	–	(d)	33
WPP plc (United Kingdom)	5		66

			188

Metals & Mining — 0.1%
Antofagasta plc (Chile)	3		78
BHP Group Ltd. (Australia)	1		31
BHP Group plc (Australia)	3		100
IGO Ltd. (Australia)	13		63
Rio Tinto Ltd. (Australia)	–	(d)	26
Rio Tinto plc (Australia)	1		38
South32 Ltd. (Australia)	14		30
Vale SA, ADR (Brazil)	2		33

			399

Multiline Retail — 0.0% (c)
B&M European Value Retail SA (United Kingdom)	7		48
Next plc (United Kingdom) *	–	(d)	53

			101

Multi-Utilities — 0.0% (c)
Engie SA (France)	13		185
National Grid plc (United Kingdom)	5		60

			245

Oil, Gas & Consumable Fuels — 0.1%
Equinor ASA (Norway)	4		78
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1		35
TOTAL SE (France)	3		146

			259

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	3		55

Personal Products — 0.1%
L’Oreal SA (France)	1		249
Pola Orbis Holdings, Inc. (Japan)	1		17
Unilever plc (United Kingdom)	4		214

			480

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	7		114
AstraZeneca plc (United Kingdom)	2		215
AstraZeneca plc, ADR (United Kingdom)	2		87
Bayer AG (Registered) (Germany)	1		87
Daiichi Sankyo Co. Ltd. (Japan)	2		44
GlaxoSmithKline plc, ADR (United Kingdom)	1		32
GlaxoSmithKline plc, ADR (United Kingdom)	1		26
Hutchison China MediTech Ltd., ADR (Hong Kong) *	2		47
Ipsen SA (France)	–	(d)	27
Novartis AG (Registered) (Switzerland)	2		139
Novo Nordisk A/S, Class B (Denmark)	3		223
Otsuka Holdings Co. Ltd. (Japan)	1		55
Roche Holding AG (Switzerland)	1		178
Sanofi (France)	1		138
Shionogi & Co. Ltd. (Japan)	2		91
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1		25

			1,528

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1		57
Recruit Holdings Co. Ltd. (Japan)	2		103
RELX plc (United Kingdom)	4		102
TechnoPro Holdings, Inc. (Japan)	1		50
Teleperformance (France)	–	(d)	47

			359

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	3		75

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	–	(d)	56
Canadian National Railway Co. (Canada)	–	(d)	48
Central Japan Railway Co. (Japan)	–	(d)	45
TFI International, Inc. (Canada)	1		77

			226

Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV (Netherlands)	1		411
Broadcom, Inc.	–	(d)	93
NXP Semiconductors NV (Netherlands)	–	(d)	96
Renesas Electronics Corp. (Japan) *	3		28
STMicroelectronics NV (Switzerland)	2		92
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3		317
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	10		211
Tokyo Electron Ltd. (Japan)	–	(d)	174

			1,422

Software — 0.0% (c)
Atlassian Corp. plc, Class A *	–	(d)	35
Dye & Durham Ltd. (Canada)	1		22
SAP SE (Germany)	1		173

			230

Specialty Retail — 0.0% (c)
Industria de Diseno Textil SA (Spain)	3		92
Kingfisher plc (United Kingdom) *	16		71
Nitori Holdings Co. Ltd. (Japan)	–	(d)	39

			202

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2		165
Samsung Electronics Co. Ltd., GDR (South Korea) (e)	–	(d)	15

			180

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany) *	–	(d)	45
China Hongxing Sports Ltd. (China) * ‡	755		–	(d)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(d)	31
EssilorLuxottica SA (France)	1		217
Hermes International (France)	–	(d)	93
Kering SA (France)	–	(d)	223
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(d)	102
Moncler SpA (Italy) *	1		56
Samsonite International SA * (e)	11		20

			787

Thrifts & Mortgage Finance — 0.0% (c)
Housing Development Finance Corp. Ltd. (India)	1		41

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	4		136

Trading Companies & Distributors — 0.0% (c)
Ashtead Group plc (United Kingdom)	1		68
Bunzl plc (United Kingdom)	1		30
Mitsubishi Corp. (Japan)	3		71
Sumitomo Corp. (Japan)	3		47

			216

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Class L, ADR (Mexico)	2		29
SoftBank Group Corp. (Japan)	2		186
Vodafone Group plc, ADR (United Kingdom)	3		58

			273

TOTAL COMMON STOCKS (Cost $11,142)			18,471

	No. of Warrants (000)
WARRANTS -0.0% (c)
Textiles, Apparel & Luxury Goods — 0.0% (c)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 CHF (Switzerland) * (Cost $—)	1		–	(d)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (f) (Cost $6,669)	6,668		6,671

Total Investments — 100.0% (Cost $357,827)			498,351
Liabilities in Excess of Other Assets — 0.0% (c) (g)			(153)

Net Assets — 100.0%			498,198

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY **
United States	93.3%
Ireland	1.7
Others (each less than 1.0%)	3.7
Short-Term Investments	1.3

** Percentages indicated are based on total investments as of March 31, 2021.

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	Swiss Franc
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	The rate shown is the current yield as of March 31, 2021.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—		$424	$—		$424
Air Freight & Logistics	—		102	—		102
Auto Components	95		145	—		240
Automobiles	—		235	—		235
Banks	147		1,089	—		1,236
Beverages	—		472	—		472
Biotechnology	115		189	—		304
Building Products	—		54	—		54
Capital Markets	11		472	—		483
Chemicals	—		805	—		805
Communications Equipment	—		98	—		98
Containers & Packaging	—		35	—		35
Diversified Financial Services	62		50	—		112
Diversified Telecommunication Services	—		349	—		349
Electric Utilities	—		337	—		337
Electrical Equipment	—		508	—		508
Electronic Equipment, Instruments & Components	—		594	—		594
Energy Equipment & Services	—		43	—		43
Equity Real Estate Investment Trusts (REITs)	—		72	—		72
Food & Staples Retailing	—		93	—		93
Food Products	—		602	—		602
Gas Utilities	—		18	—		18
Health Care Equipment & Supplies	—		592	—		592
Health Care Providers & Services	—		64	—		64
Hotels, Restaurants & Leisure	—		56	—		56
Household Durables	—		179	—		179
Household Products	—		208	—		208
Independent Power and Renewable Electricity Producers	—		30	—		30
Industrial Conglomerates	—		387	—		387
Insurance	136		984	—		1,120
Interactive Media & Services	—		338	—		338
Internet & Direct Marketing Retail	168		152	—		320
IT Services	—		190	—		190
Life Sciences Tools & Services	—		28	—		28
Machinery	—		341	—		341
Media	—		188	—		188
Metals & Mining	33		366	—		399
Multiline Retail	—		101	—		101
Multi-Utilities	—		245	—		245
Oil, Gas & Consumable Fuels	35		224	—		259
Paper & Forest Products	—		55	—		55
Personal Products	—		480	—		480
Pharmaceuticals	217		1,311	—		1,528
Professional Services	—		359	—		359
Real Estate Management & Development	—		75	—		75
Road & Rail	181		45	—		226
Semiconductors & Semiconductor Equipment	506		916	—		1,422
Software	57		173	—		230
Specialty Retail	—		202	—		202
Technology Hardware, Storage & Peripherals	—		180	—		180
Textiles, Apparel & Luxury Goods	—		787	—	(a)	787
Thrifts & Mortgage Finance	—		41	—		41
Tobacco	—		136	—		136
Trading Companies & Distributors	—		216	—		216
Wireless Telecommunication Services	87		186	—		273

Total Common Stocks	1,850		16,621	—	(a)	18,471

Exchange-Traded Funds	396,870		—	—		396,870
Investment Companies	67,852		—	—		67,852
Warrants	—	(a)	—	—		—	(a)
Short-Term Investments
Investment Companies	6,671		—	—		6,671

Total Investments in Securities	$473,243		$16,621	—	(a)	$489,864

As of March 31, 2021, certain investments companies with a fair value of $8,487, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Amount rounds to less than one thousand.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$13,826	$—	$2,602	$151	$3,657	$15,032	509	$248	$—
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	1,801	7,119	—	—	534	9,454	333	110	—
JPMorgan BetaBuilders Europe ETF (a)	29,812	5,311	3,505	(290)	6,930	38,258	1,397	594	—
JPMorgan BetaBuilders Japan ETF (a)	8,626	8,217	—	—	2,110	18,953	666	139	—
JPMorgan Core Bond Fund Class R6 Shares (a)	22,061	2,900	9,400	837	(1,361)	15,037	1,265	272	223
JPMorgan Corporate Bond Fund Class R6 Shares (a)	—	4,700	4,690	(10)	—	—	—	19	68
JPMorgan High Yield Fund Class R6 Shares (a)	25,423	—	—	—	2,231	27,654	3,846	952	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	5,368	79,012	77,706	— (c)	(3)	6,671	6,668	6	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	4,329	—	4,341	183	(171)	—	—	24	—

Total	$111,246	$107,259	$102,244	$871	$13,927	$131,059		$2,364	$291

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.